Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 26, 2020	Dec. 31, 2019	Jan. 18, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)		$ 0.01
Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)		$ 0.01			$ 0.01
Common stock, shares authorized (in shares)		150,000,000	150,000,000.0	75,000,000
Common stock, shares issued (in shares)		58,202,400		51,397,562
Common stock, shares outstanding (in shares)	58,672,080	58,202,400		51,397,562